SCHEDULE OF LEASE ASSETS AND LIABILITIES (Details) - USD ($)	Feb. 28, 2026	Feb. 28, 2025
Leases
Operating Lease Assets	$ 931,814	$ 1,010,545
Current Operating Lease Liability	243,690	197,349
Noncurrent Operating Lease Liabilities	676,694	810,513
Total lease liabilities	$ 920,384	$ 1,007,862